SCHEDULE OF MATURITIES OF OPERATING LEASE LIABILITIES (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Leases
2023	$ 74,895	$ 72,714
2024	77,142	74,895
2025	79,456	77,142
2026	54,225	79,456
2025		54,225
Total undiscounted cash flows	$ 340,566	$ 358,431
Weighted-average remaining lease term - operating leases	4 years 8 months 1 day	4 years 8 months 1 day
Weighted-average discount rate	10.00%	10.00%
Present values		$ 286,716
Lease liabilities—current	$ 47,794	46,091
Lease liabilities—long-term	228,135	240,625
Lease liabilities - total	275,928	286,716
Difference between undiscounted and discounted cash flows	64,638	71,715
2022 (remaining 9 months)	54,848
Lease liabilities—total	$ 275,928	$ 286,716